Operating Segments (Details) - Schedule of Operational Segment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Segments (Details) - Schedule of Operational Segment [Line Items]
Net revenue		$ 72,918,123	$ 72,613,910	$ 65,042,706
Adjusted EBITDA	[1]	3,457,885	6,722,005	8,486,416
Brazil [Member]
Operating Segments (Details) - Schedule of Operational Segment [Line Items]
Net revenue		11,141,171	11,414,350	9,989,966
Adjusted EBITDA	[1]	469,250	468,933	431,868
Seara [Member]
Operating Segments (Details) - Schedule of Operational Segment [Line Items]
Net revenue		8,272,546	8,324,233	6,773,847
Adjusted EBITDA	[1]	364,494	896,744	714,668
Beef North America [Member]
Operating Segments (Details) - Schedule of Operational Segment [Line Items]
Net revenue		23,303,052	22,069,092	21,443,400
Adjusted EBITDA	[1]	114,236	2,081,676	4,511,948
Pork USA [Member]
Operating Segments (Details) - Schedule of Operational Segment [Line Items]
Net revenue		7,713,828	8,153,051	7,626,244
Adjusted EBITDA	[1]	526,949	756,284	786,007
Pilgrim’s Pride [Member]
Operating Segments (Details) - Schedule of Operational Segment [Line Items]
Net revenue		17,347,956	17,455,092	14,765,111
Adjusted EBITDA	[1]	1,536,039	2,084,557	1,691,656
Australia [Member]
Operating Segments (Details) - Schedule of Operational Segment [Line Items]
Net revenue		6,209,012	6,323,297	5,344,942
Adjusted EBITDA	[1]	454,707	443,880	327,573
Others [Member]
Operating Segments (Details) - Schedule of Operational Segment [Line Items]
Net revenue		893,459	842,036	712,984
Adjusted EBITDA	[1]	(5,207)	(7,887)	24,729
Reportable segments [member]
Operating Segments (Details) - Schedule of Operational Segment [Line Items]
Net revenue		74,881,024	74,581,151	66,656,494
Adjusted EBITDA	[1]	3,460,468	6,724,187	8,488,449
Elimination [Member]
Operating Segments (Details) - Schedule of Operational Segment [Line Items]
Net revenue	[2]	(1,962,901)	(1,967,241)	(1,613,788)
Adjusted EBITDA	[1],[2]	$ (2,583)	$ (2,182)	$ (2,033)

[1]	The Adjusted EBITDA is reconciled with the consolidated operating profit, as follows below:
[2]	Includes intercompany and intersegment transactions.